Fair Value Measurements (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF MEASURED FAIR VALUE ON RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Date	Trading Securities	Level	Fair Value
September 30, 2024	Marketable securities held in the trust account	1	$74,534,487

December 31, 2023	Marketable securities held in the trust account	1	$71,419,358

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in trust account	$71,419,358	$71,419,358	$—	$—